Revenue - Summary of Fee Revenue and Retail Revenue are Presented by Timing of Revenue Recognition (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 1,654,238	₸ 1,329,350	₸ 1,027,545
Retail revenue	850,127	163,134	68,807
TOTAL FEE AND RETAIL REVENUE	2,513,568	1,500,662	1,096,912
Goods and Services Transferred at Point in Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Retail revenue	850,127	163,134	68,807
TOTAL FEE AND RETAIL REVENUE	2,281,618	1,151,887	786,267
Goods and Services Transferred at Point in Time | Transaction Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	474,775	426,470	342,271
Goods and Services Transferred at Point in Time | Marketplace
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	956,716	562,283	375,189
Goods and Services Transferred Over Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL FEE AND RETAIL REVENUE	231,950	348,775	310,645
Goods and Services Transferred Over Time | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	35,988	32,483	26,654
Goods and Services Transferred Over Time | Marketplace | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	17,553	0	0
Goods and Services Transferred Over Time | Fintech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	175,300	312,860	280,742
Goods and Services Transferred Over Time | Fintech | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 3,109	₸ 3,432	₸ 3,249